Stock Options and Warrants (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Shares	13,362,866	8,910,000
Options Outstanding, Weighted Average Remaining Contractual Life	6 years 6 months 4 days
Options Outstanding, Weighted Average Exercise Price	$ 0.30	$ 1.289
Options Exercisable, Number of Shares	3,644,471
Options Exercisable, Weighted Average Exercise Price	$ 0.37
Exercise Price Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Limit	$ 0.15
Exercise Price, Upper Limit	$ 0.25
Options Outstanding, Number of Shares	4,675,000
Options Outstanding, Weighted Average Remaining Contractual Life	8 years 6 months
Options Outstanding, Weighted Average Exercise Price	$ 0.15
Options Exercisable, Number of Shares
Options Exercisable, Weighted Average Exercise Price
Exercise Price Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Limit	$ 0.26
Exercise Price, Upper Limit	$ 0.50
Options Outstanding, Number of Shares	8,687,866	9,396,000
Options Outstanding, Weighted Average Remaining Contractual Life	5 years 5 months 9 days
Options Outstanding, Weighted Average Exercise Price	$ 1.30
Options Exercisable, Number of Shares	3,644,471
Options Exercisable, Weighted Average Exercise Price	$ 0.37